Financial Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Short-term liabilities	$ (1,389)	$ (8,255)
Long-term liabilities	0	(4,422)
Total	(1,389)	(12,677)
Interest Rate Swaps
Derivative [Line Items]
Short-term liabilities	(1,389)	(8,255)
Long-term liabilities	0	(4,422)
Total	$ (1,389)	$ (12,677)